Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of trade and other payables

	2025	2024
Current
Suppliers (1)	11,586	15,072
Advances for associated operations	1,198	982
Withholding tax (2)	1,023	1,341
Insurance and reinsurance	405	280
Deposits received from third parties	279	185
Dividends payable	224	629
Agreements in transport contracts	108	61
Related parties (Note 31)	50	65
Various creditors	886	687
	15,759	19,302
(1)	The variation includes $1,109 from the consideration paid to Repsol in the first quarter of 2025 for the acquisition of Block CPO09.
(2)	Includes withholding taxes on income generated primarily by Ecopetrol S.A.